WARRANTS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($) D $ / shares shares	Dec. 31, 2023 USD ($) D $ / shares shares	Dec. 31, 2022 USD ($) shares	Feb. 12, 2021 shares
WARRANTS
Expire term	5 years	5 years
Issue price per share (in Dollars per share)	$ 9.20	$ 9.20
Equity proceeds	60.00%	60.00%
Exercise price per share (in Dollars per share)	$ 9.50	$ 9.50
Warrant Percentage	115.00%	115.00%
Issue price	16.50	16.50
Market value percentage	165.00%	165.00%
Private warrants (in Dollars) | $	$ 615,312	$ 307,656	$ 6,153,125
Number of shares called by each warrant | shares		0.5
Warrant exercise price (in Dollars per share)		$ 11.50
Public Warrants Member
WARRANTS
Public warrants outstanding (in Shares) | shares	20,125,000	20,125,000	20,125,000
Term from the closing of the Initial Public Offering		1 year
Number of days within which the registration statement should be declared effective	120 days	120 days
Redemption price per warrant (in Dollars per share)	$ 0.01	$ 0.01
Notice period redemption	30 days	30 days
Price of the entity's common stock (in Dollars per share)	$ 16.50	$ 16.50
Threshold number of specified trading days | D	20	20
Threshold consecutive number of specified trading days | D	30	30
Number of shares called by each warrant | shares	0.5
Warrant exercise price (in Dollars per share)	$ 11.50
Private Warrants Member
WARRANTS
Public warrants outstanding (in Shares) | shares	6,153,125	1,112,500		590,625
Private warrants (in Dollars) | $		$ 5,562,500
Number of shares called by each warrant | shares	1	1
Warrant exercise price (in Dollars per share)	$ 11.50	$ 11.50